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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RR Partners LP
Address:          c/o East Side Capital Corp.
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Rasiel
Title:            Principal
Phone:            212-320-5716

Signature, Place, and Date of Signing:

/s/ David Rasiel                                 New York, New York                           November 14, 2006
---------------------------                 ----------------------------                ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      35
                                                             ------------------

Form 13F Information Table Value Total:                              $1,314,660
                                                             ------------------
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         --------------    ----------------------------       ------------------

         None.

                                                                          RR Partners LP
                                                                    Form 13F Information Table
                                                                 Quarter ended September 30, 2006


                                                                                INVESTMENT DISCRETION      VOTING AUTHORITY

                                              FAIR MARKET SHARES OR SH/
                    TITLE OF CLASS   CUSIP       VALUE    PRINCIPAL PRN PUT/      SHARED  SHARED OTHER
ISSUER                               NUMBER (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED OTHER MANAGERS        SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ARROW ELECTRS INC        COM        042735100    $6,866     250,300 SH       SOLE                             250,300
------------------------------------------------------------------------------------------------------------------------------------

AVNET INC                COM        053807103    $6,857     349,500 SH       SOLE                             349,500
------------------------------------------------------------------------------------------------------------------------------------

BJ SVCS CO               COM        055482103    $12,956    430,000 SH       SOLE                             430,000
------------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC          CL A       093679108     $373       97,096 SH       SOLE                              97,096
------------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC          CL B       093679207    $2,214     627,096 SH       SOLE                             627,096
------------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD HOMES CORP    COM        112723101    $21,851    775,973 SH       SOLE                             775,973
------------------------------------------------------------------------------------------------------------------------------------
                                    205944101
CON-WAY INC              COM                     $19,788    441,500 SH       SOLE                             441,500
------------------------------------------------------------------------------------------------------------------------------------

EMMIS COMMUNICATIONS
CORP                     CL A       291525103    $15,767  1,286,100 SH       SOLE                           1,286,100
------------------------------------------------------------------------------------------------------------------------------------

FASTENAL CO              COM        311900104    $84,798  2,197,400 SH       SOLE                           2,197,400
------------------------------------------------------------------------------------------------------------------------------------

FIRSTENERGY CORP         COM        337932107    $22,634    405,200 SH       SOLE                             405,200
------------------------------------------------------------------------------------------------------------------------------------

HOSPIRA INC              COM        441060100    $36,984    966,400 SH       SOLE                             966,400
------------------------------------------------------------------------------------------------------------------------------------



                                                                          RR Partners LP
                                                                    Form 13F Information Table
                                                                 Quarter ended September 30, 2006


                                                                                INVESTMENT DISCRETION      VOTING AUTHORITY

                                              FAIR MARKET SHARES OR SH/
                    TITLE OF CLASS   CUSIP       VALUE    PRINCIPAL PRN PUT/      SHARED  SHARED OTHER
ISSUER                               NUMBER (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED OTHER MANAGERS        SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE
TECHNOLOGY               COM        458118106    $7,976     496,300 SH       SOLE                             496,300

------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP               COM        458140100    $24,684  1,200,000 SH       SOLE                           1,200,000

------------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS INC         COM        478366107    $26,960    375,800 SH       SOLE                             375,800

------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP OF
AMER HOLDGS              COM        50540R409    $15,960    243,400 SH       SOLE                             243,400

------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO     CL A       512815101    $42,413    794,100 SH       SOLE                             794,100

------------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN CORP     COM        539830109   $175,218  2,036,000 SH       SOLE                           2,036,000

------------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC           CL A       559222401    $1,643      22,500 SH       SOLE                              22,500

------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS
INC                      COM        58405U102    $20,365    338,800 SH       SOLE                             338,800

------------------------------------------------------------------------------------------------------------------------------------

MENS WEARHOUSE INC       COM        587118100    $62,107  1,669,100 SH       SOLE                           1,669,100
------------------------------------------------------------------------------------------------------------------------------------

MI DEVELOPMENT           CL A SUB
                         VT         55304X104    $5,429     148,950 SH       SOLE                             148,950
------------------------------------------------------------------------------------------------------------------------------------

NOKIA CORP              SPONSORED A 654902204    $4,922     250,000 SH       SOLE                             250,000
------------------------------------------------------------------------------------------------------------------------------------

ORACLE CORP              COM        68389X105    $73,621  4,150,000 SH       SOLE                           4,150,000
------------------------------------------------------------------------------------------------------------------------------------

PARKER HANN              COM        701094104    $57,271    736,800 SH       SOLE                             736,800
------------------------------------------------------------------------------------------------------------------------------------




                                                                          RR Partners LP
                                                                    Form 13F Information Table
                                                                 Quarter ended September 30, 2006


                                                                                INVESTMENT DISCRETION      VOTING AUTHORITY

                                              FAIR MARKET SHARES OR SH/
                    TITLE OF CLASS   CUSIP       VALUE    PRINCIPAL PRN PUT/      SHARED  SHARED OTHER
ISSUER                               NUMBER (IN THOUSANDS)  AMOUNT      CALL SOLE DEFINED OTHER MANAGERS        SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

PIONEER NAT RES CO       COM        723787107    $57,428  1,468,000 SH       SOLE                           1,468,000
------------------------------------------------------------------------------------------------------------------------------------

POOL CORP                COM        73278L105    $17,494    454,400 SH       SOLE                             454,400
------------------------------------------------------------------------------------------------------------------------------------

QUEST DIAGNOSTICS INC    COM        74834L100    $46,934    767,400 SH       SOLE                             767,400
------------------------------------------------------------------------------------------------------------------------------------

SMITH INTL INC           COM        832110100   $112,047  2,887,800 SH       SOLE                           2,887,800
------------------------------------------------------------------------------------------------------------------------------------

ST PAUL TRAVELERS INC    COM        792860108    $20,632    440,000 SH       SOLE                             440,000
------------------------------------------------------------------------------------------------------------------------------------
                                    860370105
STEWART ENTERPRISES INC  CL A                     $976      166,600 SH       SOLE                             166,600
------------------------------------------------------------------------------------------------------------------------------------

STRAYER ED INC           COM        863236105    $38,144    352,500 SH       SOLE                             352,500
------------------------------------------------------------------------------------------------------------------------------------

STRYKER CORP             COM        863667101    $48,871    985,500 SH       SOLE                             985,500
------------------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP INC   COM        91324P102    $15,498    315,000 SH       SOLE                             315,000
------------------------------------------------------------------------------------------------------------------------------------

WELLPOINT INC            COM        94973V107   $192,074  2,492,844 SH       SOLE                           2,492,844
------------------------------------------------------------------------------------------------------------------------------------
                                    984249102
YRC WORLDWIDE INC        COM                     $14,905    402,400 SH       SOLE                             402,400
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                       $1,314,660
(in thousands)

